Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,328,000
Previously Paid Amount	0.00
Total Fee Amount	509.52
Total Offset Amount	0.00
Net Fee	509.52
Narrative - Max Aggregate Offering Price	$ 3,328,000
Final Prospectus	true